Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Costs [Abstract]
Interest on convertible loans (note 28)	$ 47,667	$ 137,500	$ 322,748
Bank interest and other charges	81,283	90,947	82,636
Interest on lease liabilities (note 22)	46,053	40,070	58,610
Interest on working capital loans			88,757
Finance costs	$ 175,003	$ 268,517	$ 552,751